Provision for Income Taxes - Principal Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Intangible assets	$ (200)	$ (245)
Property, plant and equipment	(33)	(28)
Inventories
Receivables		(13)
Other assets	(5)	(4)
Liabilities, Pensions	(1)	(2)
Liabilities, Restructuring
Liabilities, Other		(1)
Long-term debt	(7)	(22)
Undistributed earnings of foreign subsidiaries	(27)	(27)
Tax loss carryforwards (including tax credit carryforwards)
Total gross deferred tax assets (liabilities)	(273)	(342)
Intangible assets	13	22
Property, plant and equipment	20	25
Inventories	2	1
Receivables	1
Other assets	3
Liabilities, Pensions	42	27
Liabilities, Restructuring	46	23
Liabilities, Other	21	27
Long-term debt	1
Undistributed earnings of foreign subsidiaries
Tax loss carryforwards (including tax credit carryforwards)	659	694
Total gross deferred tax assets (liabilities)	808	819
Net deferred tax position	535	477
Valuation allowances	(589)	(545)
Net deferred tax assets (liabilities)	$ (54)	$ (68)